Annual Fund Operating Expenses - SFT Index 400 Mid-Cap Fund	May 01, 2021
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.31%
Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.56%